Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Long-Term Investments [Line Items]
Less: provision for impairment	$ (1,208,089)	$ (1,170,586)
Long-term investment	12,029,864	11,656,412
Huashang Micro Finance Co. [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	5,508,843	5,337,828
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	6,521,021	6,318,584
Wenzhou Longlian Development Co., Ltd [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	1,208,089	1,170,586
Long-term investment Cost [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investment Cost	$ 13,237,953	$ 12,826,998